Segment Information - Summary Of Purchase Accounting And Related Adjustments (Detail) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Purchase accounting and related adjustments	[1]					$ 17.1	$ 61.6	$ 65.3
Amortization of purchase price						1.3	7.7	7.7
Noncontrolling equity interest in distributable earnings						10.7	34.3	28.8
Corporate and Reconciling Items
Purchase accounting and related adjustments		$ 3.8	$ 4.2	$ 9.8	$ 19.4
Amortization of purchase price				1.3
Corporate and Reconciling Items | LIONS GATE ENTERTAINMENT CORP [Member]
Purchase accounting and related adjustments		38.3	39.2	117.1	120.5	153.7	195.5	194.0
Direct operating | Corporate and Reconciling Items | LIONS GATE ENTERTAINMENT CORP [Member]
Purchase accounting and related adjustments						0.0	0.7	0.4
General and administrative expense | LIONS GATE ENTERTAINMENT CORP [Member]
Purchase accounting and related adjustments		2.9	2.8	6.8	15.0	11.6	54.7
General and administrative expense | Corporate and Reconciling Items
Purchase accounting and related adjustments		2.8	3.0	6.7	15.4
General and administrative expense | Corporate and Reconciling Items | LIONS GATE ENTERTAINMENT CORP [Member]
Purchase accounting and related adjustments		2.9	2.8	6.8	15.0	11.6	54.7	58.7
Amortization of purchase price					1.3	1.3	7.7	7.7
Noncontrolling interest discount amortization						0.0	13.2	22.7
Noncontrolling equity interest in distributable earnings						10.3	33.8	28.3
Depreciation and amortization expense | Corporate and Reconciling Items
Purchase accounting and related adjustments		1.0	1.2	3.1	4.0
Depreciation and amortization expense | Corporate and Reconciling Items | LIONS GATE ENTERTAINMENT CORP [Member]
Purchase accounting and related adjustments		$ 35.4	$ 36.4	$ 110.3	$ 105.5	$ 142.1	$ 140.1	$ 134.9

[1]	Purchase accounting and related adjustments primarily represent the amortization of non-cash fair value adjustments to certain assets acquired in acquisitions. The following sets forth the amounts included in each line item in the financial statements: